Share-Based Compensation and Benefit Plans - Additional Information (Detail) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 15, 2022 USD ($) shares	Dec. 31, 2023 USD ($) Age $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares		410,865	559,625
Income tax benefit		$ 155,751	$ 125,717	$ 128,797
Payment, tax withholding, share-based payment arrangement		2,828	87,107	1,092
Common stock contribution to 401(k) plan		8,862	6,746	5,154
Current federal tax expense (benefit)		$ 119,133	$ 71,475	$ 91,162
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that remained available for purchase | shares		1,500,000
Shares reserved for future grant | shares		436,304
Number of days of service required for an employee to purchase shares		90 days
Discount to employees to purchase shares		5.00%
Shares purchased under ESPP | shares		4,096	4,101	3,501
Average price of the shares purchased by employees | $ / shares		$ 306.8	$ 262.57	$ 239.11
Additional shares issued resulting from cash dividends reinvested in common stock | shares		3,079	3,365	2,962
Net proceeds from shares purchased under ESPP		$ 2,292	$ 1,997	$ 1,676
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options of common stock outstanding | shares		173,120
2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		2 years
2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		4 years
401(k) Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock contribution to 401(k) Plan, shares | shares		35,533	21,560	22,752
Common stock contribution to 401(k) plan		$ 8,862	$ 6,746	$ 5,154
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of market price that share-based compensation awards are granted at		100.00%
Aggregate shares of common stock that remained available for purchase | shares		2,500,000
Shares reserved for future grant | shares		2,328,888
2021 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		2 years
2021 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years in which options plan vest		4 years
2021 Plan [Member] | Common and Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock that remained available for purchase | shares		7,327
Shares awarded under the plan, net of cancellations | shares		178,439
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock | $ / shares		$ 302.71	$ 290.55	$ 254.73
Market value of vested shares		$ 5,745	$ 271,781	$ 3,646
Unrecognized share-based compensation expense		$ 219,771
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		11 years 10 months 24 days
Number of shares vested | shares		19,401
Restricted Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 52,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement		6 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares		23,685
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 15,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		3 years
Age of Chief Executive Officer when restricted stock vests | Age		86
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 21,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		5 years
Age of Chief Executive Officer when restricted stock vests | Age		88
Restricted Stock [Member] | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 16,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		6 years
Age of Chief Executive Officer when restricted stock vests | Age		89
Restricted Stock [Member] | President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 50,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation agreement		20 years
Restricted stock obligated to issue in connection with incentive compensation agreement | shares		29,882
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 49,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		20 years
Age of president when restricted shares vests | Age		62
Restricted Stock [Member] | President [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense		$ 1,000
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		22 years
Age of president when restricted shares vests | Age		64
Restricted Stock [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Age of employee when restricted stock vests | Age		62
Restricted Stock [Member] | Various Key Leaders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to shares obligated to issue in connection with incentive compensation agreement | shares		7,000
Restricted Stock [Member] | Various Key Leaders [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		5 years
Restricted Stock [Member] | Various Key Leaders [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		12 years
Restricted Stock [Member] | Common and Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		7,585
Payment, tax withholding, share-based payment arrangement		$ 2,215
Restricted Stock [Member] | Class B Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares			320,468	3,858
Payment, tax withholding, share-based payment arrangement			$ 87,049	$ 1,078
Restricted Stock [Member] | Class B Common Stock [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of vested shares	$ 265,106
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares	311,408
Payment, tax withholding, share-based payment arrangement	$ 104,319
Cash benefit related to vesting of restricted stock previously granted to our CEO		67,000
Current federal tax expense (benefit)		49,000
Number of shares vested | shares	975,622
Shares retained net of tax withholdings | shares	664,214
Cash payment related to tax withholding for share based compensation	$ 19,700
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit		6,617	2,658	3,595
Total intrinsic value of stock options exercised		30,515	13,046	16,903
Cash received from the exercise of stock options		26,835	18,425	19,338
Unrecognized share-based compensation expense		$ 7,650
Vesting period related to restricted stock obligated to issue in connection with incentive compensation arrangement		1 year 10 months 24 days
Fair value of stock options vested		$ 2,751	$ 2,721	$ 2,621
Employee Stock Option | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares withheld as payment for tax withholdings related to share based compensation, shares | shares		17,687	1,592	4,040
Payment, tax withholding, share-based payment arrangement		$ 5,489	$ 438	$ 1,179